ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS	ORGANIZATION AND BUSINESS
Historical Structure and Business of the Company
We were incorporated as Knightsbridge Tankers Limited in Bermuda as an exempted company under the Bermuda Companies Act of 1981 on September 18, 1996. We were originally established for the purpose of owning and operating five VLCCs.
On October 7, 2014, we entered into the Merger Agreement, with the Former Golden Ocean, a dry bulk shipping company based in Bermuda and listed on the Oslo Stock Exchange ("OSE"), pursuant to which the two companies agreed to merge, with us as the surviving company. Following the completion of the Merger on March 31, 2015, we changed our name to Golden Ocean Group Limited.

Our common shares commenced trading on the NASDAQ Global Select Market ("NASDAQ") in February 1997 and currently trade under the symbol "GOGL". We obtained a secondary listing on the OSE in April 2015.

In 2021, we acquired 15 modern dry bulk vessels and three newbuildings for a total consideration of $752 million from affiliates of Hemen (the “Vessel Acquisitions”). The Vessel Acquisition was financed by $338 million in new equity capital and a $414 million debt facility provided by affiliates of Hemen.

We own and operate dry bulk carriers of primarily four sizes: Newcastlemax vessels, which are between 200,000 and 210,000 dwt, Capesize vessels, which are between 105,000 and 200,000 dwt, Panamax vessels (including Kamsarmax), which are vessels between 65,000 and 105,000 dwt, and Ultramax vessels, which are between 55,000 and 65,000 dwt. We operate through subsidiaries located in Bermuda, Liberia, the Marshall Islands, Norway, Singapore and UK. We are also involved in the charter, purchase and sale of vessels.
As of December 31, 2022, we owned 75 dry bulk vessels and had construction contracts for ten newbuildings. In addition, we had nine vessels chartered-in (of which seven and one are chartered in on finance leases and operating leases, respectively, from SFL Corporation Ltd. ("SFL") and one is chartered in on an operating lease from an unrelated third party). Our owned vessels are owned and operated by one of our subsidiaries and are flagged either in the Marshall Islands, Hong Kong or Panama.